Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Debt discount, current	$ 2,479,023	$ 370,923
Debt discount, noncurrent	$ 0	$ 78,482
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, share authorized	5,000,000	5,000,000
Preferred stock, shares issued	1	1
Preferred stock, shares outstanding	1	1
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	195,000,000	195,000,000
Common Stock, Shares, Outstanding	84,445,067	55,066,855